Deposits (Narrative) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deposits [Abstract]
Aggregate amount of demand deposits reclassified as loan balances	$ 75,000	$ 33,000
Deposits and other funds from related parties	$ 1,215,000	$ 1,116,000